LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Global Growth Fund Supplement Dated August 1, 2023 to the Summary Prospectus dated May 1, 2023

This Supplement updates certain information in the Summary Prospectus for the LVIP American Global Growth Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, revisions to the Summary Prospectus are as follows:

1.	All references to, and information regarding, Paul Flynn, in the Summary Prospectus are deleted in their entirety.

2.	The following replaces the information related to Capital Research and Management Company under Portfolio Managers on page 4 of the Summary Prospectus:

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund

Patrice Collete	Senior Vice President and Partner, Capital World Investors	Since 2015

Piyada Phanaphat	Partner, Capital World Investors	Since 2023

Roz Hongsaranagon	Partner, Capital World Investors	Since 2018

Jonathan Knowles	Partner, Capital World Investors	Since 2013

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